Financial Instruments Risks - Breakdown by Contractual Maturity of Financial Liabilities (Details) - ARS ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Up to 1 month [member]
Breakdown by contractual maturity of financial liabilities [line items]
Breakdown By Contractual Maturity Of Financial Assets	[1]	$ 187,818,052	$ 213,909,599
Breakdown by contractual maturity of financial liabilities	[1]	700,453,378	714,204,052
Financial Guarantees And Loan Commitments Issued Which May Derived In Outflows On Demand		293,488,653	312,617,268
From more than 1 month to 3 month [member]
Breakdown by contractual maturity of financial liabilities [line items]
Breakdown By Contractual Maturity Of Financial Assets		57,212,107	56,163,098
Breakdown by contractual maturity of financial liabilities		35,849,052	39,471,310
Financial Guarantees And Loan Commitments Issued Which May Derived In Outflows On Demand		1,379,251	1,057,811
From more than 3 month to 6 month [member]
Breakdown by contractual maturity of financial liabilities [line items]
Breakdown By Contractual Maturity Of Financial Assets		46,817,496	46,392,316
Breakdown by contractual maturity of financial liabilities		56,544,111	47,550,744
Financial Guarantees And Loan Commitments Issued Which May Derived In Outflows On Demand		564,901	1,383,985
From more than 6 month to 12 month [member]
Breakdown by contractual maturity of financial liabilities [line items]
Breakdown By Contractual Maturity Of Financial Assets		46,923,113	50,017,719
Breakdown by contractual maturity of financial liabilities		2,981,056	4,254,662
Financial Guarantees And Loan Commitments Issued Which May Derived In Outflows On Demand		545,896	4,251,525
From more than 12 month to 24 month [member]
Breakdown by contractual maturity of financial liabilities [line items]
Breakdown By Contractual Maturity Of Financial Assets		38,875,143	51,010,027
Breakdown by contractual maturity of financial liabilities		3,342,302	3,233,699
Financial Guarantees And Loan Commitments Issued Which May Derived In Outflows On Demand		136,243	278,232
More than 24 months [member]
Breakdown by contractual maturity of financial liabilities [line items]
Breakdown By Contractual Maturity Of Financial Assets		64,677,955	65,882,381
Breakdown by contractual maturity of financial liabilities		3,671,794	6,407,841
Financial Guarantees And Loan Commitments Issued Which May Derived In Outflows On Demand		632,380	959,232
Total of financial liabilities [member]
Breakdown by contractual maturity of financial liabilities [line items]
Breakdown By Contractual Maturity Of Financial Assets		442,323,866	483,375,140
Breakdown by contractual maturity of financial liabilities		802,841,693	815,122,308
Financial Guarantees And Loan Commitments Issued Which May Derived In Outflows On Demand		$ 296,747,324	$ 320,548,053

[1]	The Bank has liquid assets such as cash and cash equivalents (Note 8), reverse repurchase agreements (Note 10.4) and BCRA liquidity bills (Note 14.1), among others, to settle its liabilities.